INVESTMENT IN SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
Marketable Securities

NOTE 4—INVESTMENT IN SECURITIES:

  Available-for-sale securities:

Available-for-sale securities are comprised mainly of debt securities and equity securities.

At December 31, 2015 and 2014, the fair value, amortized cost and gross unrealized holding gains and losses of such securities are as follows:

	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses

	(U.S. $ in millions)
December 31, 2015	$1,620	$1,303	$338	$21
December 31, 2014	$259	$266	$19	$26

Investments in securities are classified based on the initial maturity as well as the intended time of realization.

During the second quarter of 2015, Teva acquired a less than 5% interest in Mylan shares. As the decline in fair value of this interest was considered to be other-than-temporary, on June 30, 2015, a loss of $105 million was recorded under impairments, restructuring and others, reflecting the difference between the purchase price of this interest and its fair value as of June 30, 2015. On September 30, 2015, an additional loss of $623 million was recorded under financial expenses-net, reflecting the difference between the book value of this interest and its fair value. Total loss from the decline in value of the Mylan shares was $728 million. See notes 17 and 18. As of December 31, 2015, unrealized gain of $312 million was recorded in other comprehensive income.

Investments in securities are presented in the balance sheet as follows:

	December 31,
	2015	2014

	(U.S. $ in millions)
Other non-current assets	$1,447	$176
Cash and cash equivalents, mainly money market funds	162	10
Other current assets	11	73
	$1,620	$259

b.	Contractual maturities:
	The contractual maturities of debt securities are as follows:
		December 31,
		2015

		(U.S. $ in millions)
	2016	$173
	2021 and thereafter	95
		$268